Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capitalisation rate of borrowing costs eligible for capitalisation	4.00%	3.80%
Lease assets	$ 1,230	$ 1,264	$ 1,080
Marketing [member]
Disclosure of operating segments [line items]
Lease assets	$ 539